Pension Plan (Plan's Funded Status And Amounts Recognized In The Balance Sheets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Accumulated benefit obligation at end of year	$ 9,684,899	$ 6,737,531
Effect of future compensation increases and scheduled benefit adjustment	2,302,589	1,940,663
Projected benefit obligation at end of year	11,987,488	8,678,194	8,942,161
Fair value of plan assets at end of year	11,008,922	9,265,353	7,430,467
Funded (unfunded) status at end of year	$ (978,566)	$ 587,159